COMMITMENTS AND CONTINGENCIES - Commitments - Net Office Lease Payments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Net office lease payments	$ 8.0	$ 9.7	$ 10.5